Reconciliation of Denominators of Basic and Diluted Per Share Computations (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted average number of outstanding shares
Basic	11,052	11,052	11,052
Effect of dilutive securities
Employee share-based compensation	0	0	0
Diluted	11,052	11,052	11,052